Related-Party Transactions (Loans to Principal Officers, Directors and Affiliates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Related-Party Transactions [Abstract]
Beginning balance	$ 2,399
New loans	4,442
Effect of changes in composition of related parties
Repayments	(177)
Ending balance	$ 6,664